RELATED PARTY BALANCES AND TRANSACTIONS - Due to related parties (Details ) ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Due to related parties (note 4)	¥ 30,269	$ 4,667	¥ 26,481
Linze Origin Seeds Ltd [Member]
Due to related parties (note 4)	300		300
Henan Agriculture University [Member]
Due to related parties (note 4)	1,000		1,000
Xinjiang Ginbo Seeds Center [Member]
Due to related parties (note 4)	54		54
Xinjiang Production And Construction Corps [Member]
Due to related parties (note 4)	10,000		10,000
Companies controlled by the Company's directors [Member]
Due to related parties (note 4)	1,556		1,633
NCI [Member]
Due to related parties (note 4)	11,348		10,176
Board of Directors Chairman [Member]
Due to related parties (note 4)	1,020		1,704
Close family of the Company's Chairman [Member]
Due to related parties (note 4)	3,641		680
Ying De [Member]
Due to related parties (note 4)	¥ 1,350		¥ 934